Post employment benefits - Analysis of net assets/(deficit) (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023
Net surplus/(deficit) is analysed as:
Assets	€ 257	€ 329
Liabilities	(181)	(258)
Defined Benefit Pension Plan
Analysis of net surplus/(deficit):
Assets	5,148	5,047
Net surplus/(deficit)	76	71
Net surplus/(deficit) is analysed as:
Assets	257	329
Liabilities	(181)	(258)
Defined Benefit Pension Plan | Funded plans
Analysis of net surplus/(deficit):
Assets	5,148	5,047
Present value of plan liabilities	(5,017)	(4,875)
Net surplus	131	172
Defined Benefit Pension Plan | Unfunded plans
Analysis of net surplus/(deficit):
Present value of plan liabilities	(55)	(101)
CWW section
Analysis of net surplus/(deficit):
Assets	1,781	1,845
Present value of plan liabilities	(1,676)	(1,657)
Net surplus	105	188
Vodafone section
Analysis of net surplus/(deficit):
Assets	1,983	1,958
Present value of plan liabilities	(1,924)	(1,900)
Net surplus	€ 59	€ 58